Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	¥ 70	¥ 66
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	4,083	4,097
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate	500	700
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate	349	227
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade	53	63
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade	¥ 60	¥ 92